INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss for the period	$ (4,572)	$ (29,719)	[1]
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	0	(1,135)
Fair value adjustment on sale of inventory	617	2,517
Fair value adjustment of warrants measured at fair value and derivative assets	(3,304)	(5,697)
Depreciation of property, plant and equipment	337	1,762
Amortization of intangible assets	898	1,284
Depreciation of right-of-use assets	352	1,014
Finance expenses, net	2,683	6,527
Deferred tax benefit, net	(220)	(1,836)
Share-based payment	121	2,658
Revaluation of other receivable	0	3,818
Loss from disposal of investments	0	114
Restructuring expenses	0	8,791
Total adjustments for non-cash items	1,484	19,817
Changes in working capital:
Increase in trade receivables, net	(2,428)	(4,518)
Decrease (increase) in other accounts receivable	(2,572)	556
Decrease in biological assets, net of fair value adjustments	0	569
Decrease (increase) in inventories, net of fair value adjustments	1,484	(570)
Increase (decrease) in trade payables	(5,078)	3,916
Decrease in employee benefit liabilities, net	(106)	(182)
Increase (decrease) in other accounts payable and accrued expenses	(992)	(337)
Changes in non-cash working capital	(9,692)	(566)
Taxes paid	(432)	(462)
Net cash used in operating activities	(13,212)	(10,930)
Cash flows from investing activities:
Purchase of property, plant and equipment	(553)	(1,076)
Proceeds from sales of property, plant and equipment	0	201
Proceeds from loans receivable	0	350
Investments in associate	0	(114)
Net cash used in investing activities	(553)	(639)
Cash flow from financing activities:
Proceeds from issuance of share capital, net of issuance costs	1,688	0
Proceeds from exercise of options	0	335
Proceeds from issuance of Warrants	6,585	0
Repayment of lease liability	(345)	(722)
Payment of lease liability interest	(34)	(859)
Proceeds from borrowings	(1,060)	8,871
Interest paid	(124)	(504)
Proceeds from factoring of checks receivables	3,967	0
Net cash provided by financing activities	10,677	7,121
Effect of foreign exchange on cash and cash equivalents	1,960	(3,594)
Increase (decrease) in cash and cash equivalents	(1,128)	(8,042)
Cash and cash equivalents at beginning of the period	2,449	13,903
Cash and cash equivalents at end of the period	1,321	5,861
Supplemental disclosure of non-cash activities:
Right-of-use asset recognized with corresponding lease liability	49	269
Issuance of shares in payment of purchase consideration liability	0	3,147
Issuance of shares and warrants in payment of debt settlement to a non-independent director of the company	$ 1,061	$ 0

[1]	Reclassified in respect of discontinued operations – see Note 9.